Accounts Receivable, net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 1,169,775	$ 150,293	$ 2,087,509
Less: allowance for credit losses	(945,379)	(121,463)	(966,947)
Accounts receivable, net	$ 224,396	$ 28,830	$ 1,120,562